Ordinary Shares - Additional Information (Detail)	Sep. 14, 2020 shares	Aug. 14, 2019 shares	Jun. 26, 2019 shares	Aug. 06, 2018 shares	Jul. 30, 2018 shares	Jul. 26, 2018 Vote shares	Nov. 29, 2017 $ / shares shares	Oct. 09, 2017 shares	Dec. 31, 2021 $ / shares shares	Apr. 27, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2017 shares
Common Equity [Line Items]
Shares issued							124,969,987	124,969,987
Par value | $ / shares							$ 0.0001
Shares authorized												372,138,271
Common Class A [Member]
Common Equity [Line Items]
Shares issued				600,000	8,000,000
Par value | $ / shares									$ 0.0001		$ 0.0001
Shares authorized									420,674,280		420,674,280
Shares issued	2,000,000	1,737,238	609,805			169,239,905
Ordinary shares, outstanding									206,506,455		224,771,083
Ordinary shares, shares issued									229,831,213		227,831,213
Common Class B [Member]
Common Equity [Line Items]
Par value | $ / shares									$ 0.0001		$ 0.0001
Shares authorized									79,325,720		79,325,720
Ordinary shares, vote per share | Vote						20
Ordinary shares, outstanding									72,978,677		74,978,677
Ordinary shares, shares issued									72,978,677	2,000,000	74,978,677
American Depositary Shares [Member]
Common Equity [Line Items]
Shares issued				300,000	4,000,000